Capital and reserves	12 Months Ended
Dec. 31, 2021
Capital and reserves [Abstract]
Capital and reserves

14. Capital and reserves

Share capital

The issued share capital of the Company at December 31 consisted of:

	December 31, 2021		December 31, 2020
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.01 each	14,964,261	149,643	11,417,159	114,172
Total	14,964,261	149,643	11,417,159	114,172

	Common Shares (Number)
	2021	2020
As of January 1	11,417,159	4,125,949
Exercise of warrants	897,435	1,263,845
LPC equity line	—	1,610,120
ATM program	1,184,700	1,628,827
Share-based payments (bonus)	174,610	51,418
Conversion convertible loan	516,814	737,000
Shares issued for Trasir acquisition	773,543	—
Registered direct offering	—	2,000,000
Total, as of December 31	14,964,261	11,417,159

On June 1, 2021, the Company completed the acquisition of Trasir. The upfront acquisition price of USD 2.5 million was paid with 764,370 non-registered common shares at USD 3.27 each to the selling shareholders. In addition, 9,173 non-registered common shares were issued to reimburse USD 30,000 in expenses incurred by certain selling Trasir shareholders.

On December 3, 2020, the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 2,000,000 common shares at an offering price of $4.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately $7.3 million.

On December 1, 2020, a tranche of the convertible loan provided by FiveT in the amount of CHF 895,455 was converted into 737,000 common shares at a conversion price of $1.35. On March 4, 2021 the remaining amount of CHF 604,545 plus interest of CHF 40,628 were converted into 516,814 common shares at a conversion price of $1.35.

On April 23, 2020, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2020 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. In 2020, we issued 1,200,000 of our common shares to LPC for an aggregate amount of USD 1.1 million. The 2020 Commitment Purchase Agreement replaced the 2018 Commitment Purchase Agreement. Under the 2018 Commitment Purchase Agreement agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 587,500 common shares for aggregate proceeds of $1.8 million to LPC under the LPC Purchase Agreement. The Purchase Agreement replaced the Purchase Agreement that we entered into with LPC on October 10, 2017 (the “2017 Commitment Purchase Agreement”), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 of our common shares, and prior to its termination, we had issued an aggregate of 2,600,000 (pre-merger) common shares for aggregate proceeds of $1.8 million to LPC under the 2017 Commitment Purchase Agreement.

On May 15, 2019, the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants was CHF 0.01 per common share and for the warrants CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. All pre-funded warrants were exercised in 2019. In December 2020, 1,263,845 warrants were exercised. The remaining 897,435 warrants were exercised in March 2021.

On November 30, 2018, we entered into the A.G.P. Sales Agreement with A.G.P. Pursuant to the terms of the A.G.P. Sales Agreement, as amended on April 5, 2019, we may offer and sell our common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, we may sell common shares up to a maximum aggregate offering price of $25.0 million. In 2021, we sold 1,184,700 shares under the ATM. As of the date of this Annual Report, we have sold 1,943,318 of our common shares for an aggregate offering price of $5.4 million pursuant to the A.G.P. Sales Agreement. The related transaction costs of CHF 71,161 were charged to equity.

Authorized share capital

On January 24, 2019, our board of directors determined that it would be in our best interest to change our legal seat and jurisdiction of incorporation, respectively, from Switzerland to Bermuda (the “Redomestication”). The Company’s Memorandum of Continuance and the Bye-laws that were adopted at an extraordinary meeting of shareholders held on March 8, 2019 provided for an authorized share capital of 200,000,000 common shares and 20,000,000 preference shares. Following a reverse share split at a ratio of 20-for-1 on May 1, 2019, a decision by the annual general meeting of shareholders on June 4, 2020 to increase the authorized share capital and the reduction of the par value of June 30, 2020, our authorized share capital consists of 25,000,000 common shares, par value CHF 0.01 per share, and 20,000,000 preference shares, par value CHF 0.02 per share.